Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 31.6%
American Express Credit Account Master Trust
Series 2017-7, Class B,
2.54%, 05/15/2025	$ 1,000,000	$ 1,011,140
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class D,
3.82%, 03/18/2024	3,000,000	3,057,503
Series 2018-2, Class D,
4.01%, 07/18/2024	3,000,000	3,076,415
Avis Budget Rental Car Funding AESOP LLC
Series 2018-2A, Class A,
4.00%, 03/20/2025 (A)	1,425,000	1,489,899
CarMax Auto Owner Trust
Series 2019-1, Class B,
3.45%, 11/15/2024	920,000	941,142
CLI Funding VIII LLC
Series 2021-1A, Class A,
1.64%, 02/18/2046 (A)	1,521,817	1,465,334
CNH Equipment Trust
Series 2018-A, Class B,
3.47%, 10/15/2025	1,700,000	1,693,197
Series 2019-C, Class B,
2.35%, 04/15/2027	1,730,000	1,756,653
Dell Equipment Finance Trust
Series 2019-1, Class C,
3.14%, 03/22/2024 (A)	1,045,000	1,045,625
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II,
4.47%, 10/25/2045 (A)	1,231,750	1,258,246
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (A)	774,000	788,428
Evergreen Credit Card Trust
Series 2019-2, Class B,
2.27%, 09/15/2024 (A)	625,000	629,878
FirstKey Homes Trust
Series 2020-SFR2, Class D,
1.97%, 10/19/2037 (A)	2,000,000	1,934,149
Ford Credit Auto Lease Trust
Series 2021-A, Class C,
0.78%, 09/15/2025	1,725,000	1,704,662
Ford Credit Auto Owner Trust
2.14%, 07/15/2029	1,625,000	1,623,292
Series 2017-1, Class C,
3.01%, 08/15/2028 (A)	2,000,000	2,001,586
Series 2019-C, Class B,
2.13%, 05/15/2025	2,130,000	2,157,342
GM Financial Consumer Automobile Receivables Trust
Series 2018-3, Class C,
3.45%, 02/16/2024	1,000,000	1,007,223
Series 2019-1, Class C,
3.52%, 09/16/2024	1,000,000	1,018,509
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B,
1.03%, 08/15/2025 (A)	715,000	710,690
Series 2020-2, Class C,
1.31%, 10/15/2025 (A)	1,860,000	1,846,374
Hilton Grand Vacations Trust
Series 2018-AA, Class A,
3.54%, 02/25/2032 (A)	395,562	405,566
HPEFS Equipment Trust
1.96%, 05/21/2029	1,100,000	1,098,575

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust
Series 2021-A, Class C,
1.33%, 11/15/2027	$ 1,350,000	$ 1,316,167
Master Credit Card Trust II
Series 2018-1A, Class C,
3.74%, 07/21/2024 (A)	675,000	687,883
MVW LLC
Series 2019-2A, Class A,
2.22%, 10/20/2038 (A)	717,310	719,859
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	123,218	123,736
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	271,703	273,858
PFS Financing Corp.
Series 2021-A, Class A,
0.71%, 04/15/2026 (A)	900,000	880,954
Progress Residential Trust
Series 2019-SFR3, Class D,
2.87%, 09/17/2036 (A)	1,000,000	994,729
Series 2020-SFR3, Class D,
1.90%, 10/17/2027 (A)	1,355,000	1,299,994
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	234,782	238,699
Synchrony Credit Card Master Note Trust
Series 2017-2, Class C,
3.01%, 10/15/2025	640,000	648,537
Verizon Master Trust
1.39%, 01/20/2027	1,250,000	1,250,272
Series 2021-1, Class C,
0.89%, 05/20/2027	950,000	933,004
Verizon Owner Trust
Series 2019-A, Class C,
3.22%, 09/20/2023	725,000	733,221
Series 2019-B, Class C,
2.60%, 12/20/2023	1,535,000	1,552,808
Series 2020-A, Class C,
2.06%, 07/22/2024	450,000	453,346
Series 2020-B, Class C,
0.83%, 02/20/2025	1,000,000	989,199
Volvo Financial Equipment LLC
Series 2019-1A, Class B,
3.26%, 01/16/2024 (A)	660,000	668,442
Series 2019-2A, Class B,
2.28%, 11/15/2024 (A)	930,000	940,601
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (A)	414,580	414,023
World Omni Auto Receivables Trust
Series 2018-A, Class B,
2.89%, 04/15/2025	1,500,000	1,504,330
Series 2019-B, Class B,
2.86%, 06/16/2025	625,000	636,068
World Omni Select Auto Trust
Series 2021-A, Class C,
1.09%, 11/15/2027	1,515,000	1,474,555

Total Asset-Backed Securities (Cost $52,505,146)		52,455,713

CORPORATE DEBT SECURITIES - 46.3%
Airlines - 0.9%
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,547,479	1,561,811

Transamerica Funds	Page 1

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 10.6%
Barclays PLC
3-Month LIBOR + 1.38%, 1.54% (B), 05/16/2024	$ 2,000,000	$ 2,026,703
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	1,600,000	1,586,214
Citigroup, Inc.
4.05%, 07/30/2022	2,925,000	2,973,223
Credit Suisse AG
1.00%, 05/05/2023	1,095,000	1,091,236
JPMorgan Chase & Co.
Fixed until 06/23/2024, 0.97% (B), 06/23/2025	1,260,000	1,230,439
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,120,713
Natwest Group PLC
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	1,250,000	1,305,617
PNC Bank NA
2.50%, 08/27/2024	2,170,000	2,217,180
Sumitomo Mitsui Financial Group, Inc.
0.93%, 01/14/2027	1,445,000	1,457,788
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/2023 (A)	1,075,000	1,063,736
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	1,470,000	1,467,934

		17,540,783

Capital Markets - 5.2%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	1,579,000	1,623,837
Charles Schwab Corp.
SOFR + 0.52%, 0.57% (B), 05/13/2026	450,000	449,749
1.15%, 05/13/2026	685,000	663,445
Goldman Sachs Group, Inc.
Fixed until 02/24/2027, 2.64% (B), 02/24/2028	3,400,000	3,403,941
Morgan Stanley
4.88%, 11/01/2022	2,500,000	2,570,130

		8,711,102

Consumer Finance - 4.1%
American Express Co.
SOFR + 0.65%, 0.70% (B), 11/04/2026	1,210,000	1,219,607
Capital One Financial Corp.
3.50%, 06/15/2023	965,000	991,443
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	1,351,000	1,351,676
General Motors Financial Co., Inc.
SOFR + 1.20%, 1.25% (B), 11/17/2023	1,760,000	1,779,057
Hyundai Capital America
3.95%, 02/01/2022 (A)	800,000	800,000
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023 (A)	635,000	625,754

		6,767,537

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024 (C)	1,015,000	997,322
4.50%, 09/15/2023	235,000	244,142

		1,241,464

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 1.1%
AT&T, Inc.
3-Month LIBOR + 1.18%, 1.38% (B), 06/12/2024	$ 1,770,000	$ 1,801,986

Electric Utilities - 3.6%
Berkshire Hathaway Energy Co.
4.05%, 04/15/2025 (C)	1,040,000	1,109,375
Edison International
4.95%, 04/15/2025	1,526,000	1,642,433
Entergy Louisiana LLC
0.95%, 10/01/2024	810,000	793,045
Exelon Generation Co. LLC
3.25%, 06/01/2025	1,000,000	1,035,203
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	1,250,000	1,244,238
RGS AEGCO Funding Corp.
9.82%, 12/07/2022	69,817	69,967

		5,894,261

Equity Real Estate Investment Trusts - 4.9%
American Tower Corp.
2.40%, 03/15/2025	965,000	970,196
Kimco Realty Corp.
4.45%, 01/15/2024	850,000	884,930
Office Properties Income Trust
4.00%, 07/15/2022	875,000	884,592
4.50%, 02/01/2025	950,000	990,570
Simon Property Group LP
3.50%, 09/01/2025	1,425,000	1,495,493
Ventas Realty LP
3.50%, 02/01/2025	805,000	834,190
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.75%, 09/17/2024 (A)	1,340,000	1,387,350
Welltower, Inc.
3.63%, 03/15/2024	650,000	674,072

		8,121,393

Food & Staples Retailing - 0.7%
7-Eleven, Inc.
0.80%, 02/10/2024 (A)	1,225,000	1,200,691

Gas Utilities - 0.4%
Atmos Energy Corp.
0.63%, 03/09/2023	705,000	700,950

Health Care Providers & Services - 0.2%
Cigna Corp.
3.50%, 06/15/2024	250,000	259,131

Household Durables - 1.5%
Panasonic Corp.
2.54%, 07/19/2022 (A)	2,400,000	2,414,728

Life Sciences Tools & Services - 0.9%
Illumina, Inc.
0.55%, 03/23/2023	995,000	987,646
Thermo Fisher Scientific, Inc.
SOFR + 0.53%, 0.58% (B), 10/18/2024	515,000	515,254

		1,502,900

Machinery - 0.4%
Caterpillar Financial Services Corp.
0.65%, 07/07/2023	680,000	674,624

Transamerica Funds	Page 2

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	$ 1,223,000	$ 1,320,130

Multi-Utilities - 1.9%
Dominion Energy, Inc.
3-Month LIBOR + 0.53%, 0.73% (B), 09/15/2023	1,775,000	1,775,269
DTE Energy Co.
1.05%, 06/01/2025	1,425,000	1,373,420

		3,148,689

Oil, Gas & Consumable Fuels - 1.9%
Energy Transfer LP
4.50%, 04/15/2024	1,565,000	1,640,292
Phillips 66
3.70%, 04/06/2023	440,000	451,593
Williams Cos., Inc.
3.90%, 01/15/2025	990,000	1,042,047

		3,133,932

Pharmaceuticals - 0.9%
AstraZeneca PLC
3-Month LIBOR + 0.67%, 0.82% (B), 08/17/2023	1,562,000	1,571,524

Road & Rail - 2.6%
Canadian Pacific Railway Co.
1.35%, 12/02/2024	1,295,000	1,278,505
Norfolk Southern Corp.
5.59%, 05/17/2025	1,432,000	1,592,529
NTT Finance Corp.
0.58%, 03/01/2024 (A)	1,535,000	1,502,534

		4,373,568

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc.
7.50%, 08/15/2022	1,691,000	1,737,502
Intel Corp.
3.40%, 03/25/2025	1,270,000	1,327,537

		3,065,039

Software - 1.2%
Oracle Corp.
2.50%, 04/01/2025	1,155,000	1,164,216
VMware, Inc.
0.60%, 08/15/2023	765,000	754,648

		1,918,864

Total Corporate Debt Securities (Cost $77,618,338)		76,925,107

MORTGAGE-BACKED SECURITIES - 10.5%
BX Commercial Mortgage Trust
Series 2019-XL, Class F,
1-Month LIBOR + 2.00%, 2.11% (B), 10/15/2036 (A)	1,555,500	1,545,839
Series 2021-SOAR, Class D,
1-Month LIBOR + 1.40%, 1.51% (B), 06/15/2038 (A)	1,730,000	1,713,699
Series 2021-VOLT, Class C,
1-Month LIBOR + 1.10%, 1.21% (B), 09/15/2036 (A)	700,000	692,983

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Trust
Series 2021-LGCY, Class D,
1-Month LIBOR + 1.30%, 1.41% (B), 10/15/2023 (A)	$ 1,700,000	$ 1,671,201
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D,
1-Month LIBOR + 1.65%, 1.76% (B), 11/15/2036 (A)	2,210,000	2,190,574
CHC Commercial Mortgage Trust
Series 2019-CHC, Class D,
1-Month LIBOR + 2.05%, 2.16% (B), 06/15/2034 (A)	1,757,174	1,721,908
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class B,
4.38%, 01/10/2036 (A)	1,600,000	1,656,989
Cold Storage Trust
Series 2020-ICE5, Class D,
1-Month LIBOR + 2.10%, 2.21% (B), 11/15/2037 (A)	1,474,486	1,471,675
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D,
1-Month LIBOR + 1.60%, 1.71% (B), 05/15/2036 (A)	1,810,000	1,808,873
DBGS Mortgage Trust
Series 2018-BIOD, Class E,
1-Month LIBOR + 1.70%, 1.81% (B), 05/15/2035 (A)	822,386	819,820
Extended Stay America Trust
Series 2021-ESH, Class C,
1-Month LIBOR + 1.70%, 1.81% (B), 07/15/2038 (A)	447,247	446,978
STWD Trust
Series 2021-FLWR, Class D,
1-Month LIBOR + 1.38%, 1.48% (B), 07/15/2036 (A)	1,700,000	1,674,548

Total Mortgage-Backed Securities (Cost $17,600,636)		17,415,087

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.1%
Federal Home Loan Mortgage Corp.
2.00%, 08/01/2035	1,343,456	1,355,983
1-Year CMT + 2.04%, 2.16% (B), 06/01/2033	347,953	364,966
2.50%, 07/01/2035	1,430,481	1,468,111
4.50%, 09/01/2026	126,875	131,813
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
0.51% (B), 08/25/2031	17,699,247	768,875
0.72% (B), 12/25/2030	4,794,363	268,658
0.93% (B), 09/25/2030	19,945,719	1,363,180
1.04% (B), 06/25/2031	7,597,425	633,074
Federal National Mortgage Association, Interest Only STRIPS
0.04% (B), 11/25/2022	28,374,280	3,039
Government National Mortgage Association
5.75%, 12/15/2022	10,523	10,496
Seasoned Loans Structured Transaction Trust
1.75%, 09/25/2030	1,424,698	1,408,272
3.50%, 06/25/2028	605,003	620,349

Total U.S. Government Agency Obligations (Cost $8,637,421)		8,396,816

Transamerica Funds	Page 3

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 5.8%
U.S. Treasury - 5.8%
U.S. Treasury Note
0.50%, 02/28/2026	$ 6,170,000	$ 5,912,836
1.00%, 12/15/2024	3,750,000	3,712,500

Total U.S. Government Obligations (Cost $9,737,510)		9,625,336

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (D)	220,000	$ 220,000

Total Other Investment Company (Cost $220,000)		220,000

Total Investments (Cost $166,319,051)		165,038,059
Net Other Assets (Liabilities) - 0.6%		923,514

Net Assets - 100.0%		$ 165,961,573

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$52,455,713	$—	$52,455,713
Corporate Debt Securities	—	76,925,107	—	76,925,107
Mortgage-Backed Securities	—	17,415,087	—	17,415,087
U.S. Government Agency Obligations	—	8,396,816	—	8,396,816
U.S. Government Obligations	—	9,625,336	—	9,625,336
Other Investment Company	220,000	—	—	220,000

Total Investments	$220,000	$164,818,059	$—	$165,038,059

Transamerica Funds	Page 4

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $48,814,647, representing 29.4% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,206,401, collateralized by cash collateral of $220,000 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,011,530. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at January 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Transamerica Funds	Page 5

Transamerica High Quality Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica High Quality Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Funds	Page 6

Transamerica High Quality Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 7